Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - Variable Interest Entity [Member] - USD ($)		Mar. 31, 2021	Mar. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		$ 267,727	$ 149,289
Non-current assets		63,177	62,577
Total assets		330,904	211,866
Current liabilities		247,462	142,711
Intercompany payables	[1]	3,394,741	3,020,067
Total liabilities		3,642,203	3,162,778
Net assets		$ (3,311,299)	$ (2,950,912)

[1]	Intercompany payables are eliminated upon consolidation.